(1) OPERATIONS	12 Months Ended
Dec. 31, 2019
Operations [Abstract]
OPERATIONS

 (1)  OPERATIONS

CPFL Energia S.A. (“CPFL Energia” or “Company”) is a publicly-held corporation incorporated for the principal purpose of operating as a holding company, with equity interests in other companies primarily engaged in electric energy distribution, generation and commercialization activities in Brazil.

The Company’s registered office is located at Rua Jorge Figueiredo Corrêa, nº 1,632, Jardim Professora Tarcília, CEP 13087-397 - Campinas - SP - Brazil.

The Company has direct and indirect interests in the following subsidiaries and joint ventures:

Energy distribution	Company type	Equity interest	Location (state)	Number of municipalities	Approximate number of consumers (in thousands)	Concession period	End of the concession

Companhia Paulista de Força e Luz ("CPFL Paulista")	Publicly-held corporation	Direct 100%	Interior of São Paulo	234	4,581	30 years	November 2027
Companhia Piratininga de Força e Luz ("CPFL Piratininga")	Publicly-held corporation	Direct 100%	Interior and coast of São Paulo	27	1,789	30 years	October 2028
RGE Sul Distribuidora de Energia S.A. ("RGE") (f)	Publicly-held corporation	Direct and Indirect 100%	Interior of Rio Grande do Sul	381	2,922	30 years	November 2027
Companhia Jaguari de Energia ("CPFL Santa Cruz")	Privately-held corporation	Direct 100%	Interior of São Paulo, Paraná and Minas Gerais	45	466	30 years	July 2045

					Installed power (MW)
Energy generation (conventional and renewable sources)	Company type	Equity interest	Location (state)	Number of plants / type of energy	Total	CPFL share

CPFL Geração de Energia S.A. ("CPFL Geração")	Publicly-held corporation	Direct 100%	São Paulo and Goiás	3 Hydropower plants (a)	1,295	678
CERAN - Companhia Energética Rio das Antas ("CERAN")	Privately-held corporation	Indirect 65%	Rio Grande do Sul	3 Hydropower plants	360	234
Foz do Chapecó Energia S.A. ("Foz do Chapecó")	Privately-held corporation	Indirect 51% (d)	Santa Catarina and Rio Grande do Sul	1 Hydropower plant	855	436
Campos Novos Energia S.A. ("ENERCAN")	Privately-held corporation	Indirect 48.72%	Santa Catarina	1 Hydropower plant	880	429
BAESA - Energética Barra Grande S.A. ("BAESA")	Privately-held corporation	Indirect 25.01%	Santa Catarina and Rio Grande do Sul	1 Hydropower plant	690	173
Centrais Elétricas da Paraíba S.A. ("EPASA")	Privately-held corporation	Indirect 53.34%	Paraíba	2 Thermal plants	342	182
Paulista Lajeado Energia S.A. ("Paulista Lajeado")	Privately-held corporation	Indirect 59.93% (b)	Tocantins	1 Hydropower plant	903	38
CPFL Energias Renováveis S.A. ("CPFL Renováveis")	Publicly-held corporation	Direct and Indirect 99.94%	(c)	(c)	(c)	(c)
CPFL Centrais Geradoras Ltda ("CPFL Centrais Geradoras")	Limited liability company	Direct 100%	São Paulo and Minas Gerais	6 small hydropower plants	4	4
CPFL Transmissão de Energia Piracicaba Ltda. ("CPFL Piracicaba")	Limited liability company (h)	Indirect 100%	São Paulo	n/a	n/a	n/a
CPFL Transmissão de Energia Morro Agudo Ltda. ("CPFL Morro Agudo")	Limited liability company (h)	Indirect 100%	São Paulo	n/a	n/a	n/a
CPFL Transmissão de Energia Maracanaú Ltda. ("CPFL Maracanaú") (e)	Limited liability company (h)	Indirect 100%	Ceará	n/a	n/a	n/a
CPFL Transmissão de Energia Sul I Ltda. ("CPFL Sul I") (e)	Limited liability company (h)	Indirect 100%	Santa Catarina	n/a	n/a	n/a
CPFL Transmissão de Energia Sul II Ltda. ("CPFL Sul II") (e)	Limited liability company (h)	Indirect 100%	Rio Grande do Sul	n/a	n/a	n/a

Energy commercialization	Company type	Core activity	Equity interest

CPFL Comercialização Brasil S.A. ("CPFL Brasil")	Privately-held corporation	Energy commercialization	Direct 100%
Clion Assessoria e Comercialização de Energia Elétrica Ltda. ("CPFL Meridional")	Limited liability company	Commercialization and provision of energy services	Indirect 100%
CPFL Comercialização de Energia Cone Sul Ltda. ("CPFL Cone Sul")	Limited liability company (h)	Energy commercialization and participation in the capital of other companies	Indirect 100%
CPFL Planalto Ltda. ("CPFL Planalto")	Limited liability company	Energy commercialization	Direct 100%
CPFL Brasil Varejista de Energia S.A. ("CPFL Brasil Varejista")	Limited liability company (h)	Energy commercialization	Indirect 100%

Provision of services	Company type	Core activity	Equity interest

CPFL Serviços, Equipamentos, Industria e Comércio S.A. ("CPFL Serviços")	Privately-held corporation	Manufacturing, commercialization, rental and maintenance of electro-mechanical equipment and service provision	Direct 100%
Nect Serviços Administrativos de Infraestrutura Ltda. ("CPFL Infra") (g)	Limited liability company	Provision of infrasctructure services	Direct 100%
Nect Serviços Administrativos de Recursos Humanos Ltda. ("CPFL Pessoas") (g)	Limited liability company	Provision of human resources services	Direct 100%
Nect Serviços Administrativos Financeiros Ltda. ("CPFL Finanças") (g)	Limited liability company	Provision of finance services	Direct 100%
Nect Serviços Adm de Suprimentos Ltda. ("CPFL Supre") (g)	Limited liability company	Provision of supply and logistics services	Direct 100%
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende")	Limited liability company	Provision of call center services	Direct 100%
CPFL Total Serviços Administrativos Ltda. ("CPFL Total")	Limited liability company	Collection services	Direct 100%
CPFL Eficiência Energética S.A ("CPFL Eficiência")	Limited liability company (h)	Energy efficiency management	Direct 100%
TI Nect Serviços de Informática Ltda. ("Authi")	Limited liability company	Provision of IT services	Direct 100%
CPFL Geração Distribuída de Energia Ltda. ("CPFL GD")	Limited liability company (h)	Provision of maintenance services for energy generation companies	Indirect 100%

Others	Company type	Core activity	Equity interest

CPFL Jaguari de Geração de Energia Ltda ("Jaguari Geração")	Limited liability company	Holding company	Direct 100%
Chapecoense Geração S.A. ("Chapecoense")	Privately-held corporation	Holding company	Indirect 51%
Sul Geradora Participações S.A. ("Sul Geradora")	Privately-held corporation	Holding company	Indirect 99.95%
CPFL Telecom S.A ("CPFL Telecom")	Limited liability company (h)	Telecommunication services	Direct 100%

a)	CPFL Geração has 51.54% of assured energy and power of the Serra da Mesa hydropower plant, whose concession is controlled by Furnas.
b)	Paulista Lajeado has a 7% share in the installed power of Investco S.A. (5.94% interest in total capital).
c)	CPFL Renováveis has operations in the states of São Paulo, Minas Gerais, Mato Grosso, Santa Catarina, Ceará, Rio Grande do Norte, Paraná and Rio Grande do Sul and its main activities are: (i) holding investments in companies of the renewable energy segment; (ii) identification, development, and exploration of generation potentials; and (iii) sale of electric energy. At December 31, 2019, CPFL Renováveis had a portfolio of 107 projects with installed capacity of 2,446.3 MW (2,132.7 MW in operation), as follows:
. Hydropower generation: 41 SHP’s (481.1 MW) with 40 SHPs (small hydroelectric power plants) in operation (453.1 MW) and 1 SHPs under development (28 MW);
. Wind power generation: 57 projects (1,594.1 MW) with 45 projects in operation (1,308.5 MW) and 12 projects under construction/development (285.6 MW);
. Biomass power generation: 8 plants in operation (370 MW);
. Solar power generation: 1 solar plant in operation (1.1 MW).
d)	The joint venture Chapecoense has as its direct subsidiary Foz do Chapecó and fully consolidates its financial statements.
e)	Created in March 2019, whose objective is the exploration of electric power transmission concessions, including the construction, operation and maintenance of basic network transmission facilities.

f)	As described in note 13.5 of the December 2018 Financial Statements, the merger of RGE with RGE Sul was approved by ANEEL. Since January 1, 2019, the operations of these subsidiaries have been carried out only by RGE Sul, which adopted the trade name “RGE”.
g)	On September 30, 2019, the partial spin-off of Nect Serviços Administrativos de Infraestrutura Ltda. - “CPFL Infra” (formerly Nect Serviços Administrativos Ltda.) into four specific business segments (Supplies, Human Resources, Financial Services and Infrastructure) was approved, together with the merger of the spun-off portion into the three new companies; namely, CPFL Supre, CPFL Finanças and CPFL Pessoas. The purpose of the transaction is to optimize the operating and administrative structure of the companies. The net assets in this transaction were appraised at R$16,746 and did not have any effect on the consolidated financial statements of the group or result in any change in the equity interest of the companies.
h)	Subsidiaries that were transformed from corporations to limited liability companies, as decided in shareholders meetings held in January 2020.

Acquisition of interests in the subsidiary CPFL Renováveis

On September 30, 2019, the Company entered into a share purchase and sale agreement with its parent company State Grid Brazil Power Participações S.A. (“State Grid”) thereby purchasing 243,771,824 shares of subsidiary CPFL Renováveis, thus increasing its total (direct and indirect) equity interest from 51.60% to 99.94% in CPFL Renováveis. The amount paid in cash was R$ 16.85 per share, totaling R$ 4,107,555. The related effects were a decrease of R$ 2,072,635 in the shareholders equity attributable to noncontrolling interests and a decrease of R$ 2,034,920 in the capital reserve account.

Delisting on New York Stock Exchange

On December 18, 2019, the Company's Board of Directors Meeting approved the Company’s intention to: (i) terminate the Second Amended and Restated Deposit Agreement (“Deposit Agreement”) with Citibank N.A. (“Citibank”) with respect to its American Depositary Receipts (“ADRs”); (ii) delist its American Depositary Shares (“ADSs”) from the New York Stock Exchange (“NYSE”); and (iii) once the Company complies with the applicable requirements, cancel its registration with the U.S. Securities and Exchange Commission (“SEC”). The Company believes that the economic rationale for maintaining a listing on the NYSE has decreased partly due to: (i) increases in the volume of Brazilian shares traded on B3 S.A. – Bolsa, Brasil, Balcão (“B3”) in Brazil by foreign investors due to the internationalization of the Brazilian financial and capital markets, as well as the narrowing of the differences between the Brazilian and the US international financial reporting standards; and (ii) a downward trend in recent years in the trading volume of the Company's ADSs on the NYSE.

On February 10, 2020, the Company, through a Notice to the Market, informed that the delisting of its NYSE ADSs, mentioned in item (ii) above, will be effective as of this date.